Information on how numbers were calculated (Details 7) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Net book value	€ 452,400	€ 222,866
Cost
Statement Line Items [Line Items]
Balance, beginning	356,204	148,749
Additions	335,942	97,620
Disposals	0	(17)
Reclassifications	0	109,852
Exchange differences	(64)	0
Balance, ending	692,081	356,204
Amortization
Statement Line Items [Line Items]
Balance, beginning	(133,337)	(108,083)
Depreciation charge for the year	(106,358)	(25,255)
Disposals	0	0
Exchange differences	14	0
Balance, ending	(239,681)	(133,337)
Patents and licenses with definite useful life
Statement Line Items [Line Items]
Net book value	444,210	113,014
Patents and licenses with definite useful life | Cost
Statement Line Items [Line Items]
Balance, beginning	246,351	148,749
Additions	84,449	97,620
Disposals	0	(17)
Reclassifications	353,155	0
Exchange differences	(64)	0
Balance, ending	683,891	246,351
Patents and licenses with definite useful life | Amortization
Statement Line Items [Line Items]
Balance, beginning	(133,337)	(108,083)
Depreciation charge for the year	(106,358)	(25,255)
Disposals	0	0
Exchange differences	14	0
Balance, ending	(239,681)	(133,337)
Construction in progress
Statement Line Items [Line Items]
Net book value	8,190	109,852
Construction in progress | Cost
Statement Line Items [Line Items]
Balance, beginning	109,852	0
Additions	251,493	0
Disposals	0	0
Reclassifications	(353,155)	109,852
Exchange differences	0	0
Balance, ending	8,190	109,852
Construction in progress | Amortization
Statement Line Items [Line Items]
Balance, beginning	0	0
Depreciation charge for the year	0	0
Disposals	0	0
Exchange differences	0	0
Balance, ending	€ 0	€ 0